Non-Controlling Interests (Details) - CNY (¥)		1 Months Ended	12 Months Ended
	Jun. 17, 2024	Jan. 31, 2022	Dec. 31, 2025	Dec. 31, 2023
Non-Controlling Interests [Line Items]
Total consideration		¥ 4,300,000
Interests rate			57.00%
Recognized non-controlling interest				¥ 500,000
Non-controlling interests disposal loss	¥ 255,999
Chuangao [Member]
Non-Controlling Interests [Line Items]
Equity interests rate		43.00%